SCHEDULE OF RSUs ACTIVITY (Details) - Restricted Stock Unit [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock unit outstanding beginning
Restricted stock unit Granted	3,006,000
Restricted stock unit Vested	(227,647)
Restricted stock unit Forfeited	(149,000)
Restricted stock unit outstanding endning	2,629,353